Taxes (Details) - Schedule of income tax expenses - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Current income tax provision
Subtotal			$ 276,823
Deferred income tax provision
Total income tax provision			276,823
BVI [Member]
Current income tax provision
Subtotal
Deferred income tax provision
Total income tax provision
Hong Kong [Member]
Current income tax provision
Subtotal
Deferred income tax provision
Total income tax provision
China [Member]
Current income tax provision
Subtotal			276,823
Deferred income tax provision
Total income tax provision